Income taxes	12 Months Ended
Dec. 31, 2021
Income taxes

15 Income taxes

No income tax arose in the United States of America by the Group for the years ended December 31, 2021, 2021 and 2020.

The Company and Pact Asia Pacific Limited are exempt from taxation in the British Virgin Islands (“BVI”).

Far East and Euro Tech (China) Limited provided for Hong Kong profits tax at a rate of 8.25% on assessable profits up to US$256,000; and 16.5% on any part of assessable profits over US$256,000 in year 2021 and 2020 (2019: 16.5%) on the basis of their income for financial reporting purposes, adjusting for income and expense items which are not assessable or deductible for profits tax purposes.

Euro Tech Trading (Shanghai) Limited (“ETTS”), a subsidiary of Far East, provides for PRC Enterprise Income Tax (“EIT”) at a rate of 25% (2020 and 2019: 25%), after offsetting losses brought forward, if any, on the basis of its income for financial reporting purposes, adjusting for income and expense items which are not assessable or deductible for PRC Enterprise Income Tax purposes. As of December 31, 2021, ETTS had an assessable loss carried forward of US$18,000 as agreed by the local tax authority to offset its profit for the forth coming years (2020: US$604,778 and 2019: US$518,328). Such loss will expire in 5 years.

Shanghai Euro Tech Limited (“SET”), a subsidiary of Far East, provides for PRC Enterprise Income Tax at a rate of 25% (2020 and 2019: 25%), after offsetting losses brought forward, if any, on the basis of its income for financial reporting purposes, adjusting for income and expense items which are not assessable or deductible for PRC Enterprise Income Tax purposes. As of December 31, 2021, SET had an assessable loss carried forward of US$678,000 as agreed by the local tax authority to offset its profit for the forth coming years (2020: US$658,733 and 2019: US$444,192). Such loss will expire in 5 years.

Shanghai Euro Tech Environmental Engineering Company Limited (“SETEE”), a subsidiary of Far East, provides for PRC Enterprise Income Tax at a rate of 25% (2020 and 2019: 25%), after offsetting losses brought forward, if any, on the basis of its income for financial reporting purposes, adjusting for income and expense items which are not assessable or deductible for PRC Enterprise Income Tax purposes. As of December 31, 2021, SETEE had an assessable loss carried forward of US$Nil as agreed by the local tax authority to offset its profit for the forth coming years (2019: US$34,032 and 2018: US$380,591).

Yixing Pact Environmental Technology Co. Ltd. (“Yixing”), a subsidiary of Far East, provides for PRC Enterprise Income Tax at a rate of 25% (2020 and 2019: 25%), after offsetting losses brought forward, if any, on the basis of its income for financial reporting purposes, adjusting for income and expense items which are not assessable or deductible for PRC Enterprise Income Tax purposes. As of December 31, 2021, Yixing had an assessable loss carried forward of US$1,759,000 as agreed by the local tax authority to offset its profit for the forth coming years (2020: US$2,304,828 and 2019: US$1,664,275). Such loss will expire in 5 years.

Under the New Enterprise Income Tax Law and the implementation rules, profits of the PRC subsidiaries earned on or after January 1, 2008 and distributed by the PRC subsidiaries to foreign holding company are subject to a withholding tax at a rate of 10% unless reduced by tax treaty. Aggregate undistributed earnings of Far East’s subsidiaries located in the PRC that are available for distribution to Far East of approximately US$0.6 million at December 31, 2021 (2020: US$0.6 million and 2019: US$0.6 million) are intended to be reinvested, and accordingly, no deferred taxation has been made for the PRC dividend withholding taxes that would be payable upon the distribution of those amounts to Far East. Distributions made out of pre January 1, 2008 retained earnings will not be subject to the withholding tax.

The Company and its subsidiaries are based in Hong Kong and PRC and file Hong Kong profits tax return and PRC EIT return, respectively. The components of the (provision) / credit for income taxes (expense) / credit were as follows:

	Year ended December 31,
	2021	2020	2019
	US$’000	US$’000	US$’000
Current taxes (expense )
Hong Kong profits tax and the PRC EIT	(57)	(4)	-

Income tax expense	(57)	(4)	-

Deferred tax credit / (expenses)
Hong Kong and the PRC	147	(92)	(37)

Total deferred tax credit / (expenses)	147	(92)	(37)

Total credit / (expense)	90	(96)	(37)

The items comprising the difference between income taxes computed at the Hong Kong profits tax and PRC EIT statutory tax rates in effect for 2021, 2020 and 2019 and our effective tax rates were as follows:

	Year ended December 31,
	2021	2020	2019
	US$’000	US$’000	US$’000

Income / (loss) before income taxes	1,276	498	(173)

Computed tax using respective companies’ statutory tax rates	158	133	69
Change in valuation allowances	349	48	30
Under-provision for income taxes in prior years	(12)	-	(5)
Non-deductible expenses	(405)	(277)	(131)

Income taxes credit / (expense) at effective tax rate	90	(96)	(37)

The components of deferred tax assets / (liabilities) are as follows:

	December 31,
	2021	2020
	US$’000	US$’000

Tax losses	614	901
Temporary differences	(3)	(5)
Less: Valuation allowances	(469)	(901)

Net deferred tax assets / (liabilities)	142	(5)

Uncertain tax positions

As a result of the Group’s analysis, management has determined that the Group does not have any material uncertain tax positions.

ZHEJIANG TIANLAN
Income taxes

17 Income tax(credit)/expense

According to relevant PRC tax laws and regulations, entities incorporated in the PRC are subject to Enterprise Income Tax (“EIT”) at a statutory rate of 25% or reduced national EIT rates of 15% for certain High and New Technology Enterprises (“HNTE”) on PRC taxable income. Zhejiang Tianlan Environmental Protection Technology Company Limited and Hangzhou Tianlan Environmental Protection Equipment Company Limited are classified as HNTE which enjoy a preferential tax rate of 15%.

During the years ended December 31, 2021 and 2020, the PRC tax laws and regulations have launched a tax reduction scheme for small enterprises, Hangzhou Tianlan Pure Environmental  Protection Technology Company Limited, Hangzhou Tiancan Environmental Technology Company Limited, Zhejiang Tianlan Environmental Engineering and Design Company Limited and Zhejiang Tianlan Environmental Protection Engineering Company Limited are entitled to enjoy this tax benefit. As such, they are subjects to Enterprise Income Tax rate of 20% only.

The Company and its subsidiaries are based in the PRC and file an EIT return. The components of the provision for income tax expense/(credit) were as follows:

	Year ended December 31,
	2021	2020	2019
	RMB’000	RMB’000	RMB’000

Current tax (credit)/expense
PRC EIT	(32)	757	28

Income tax (credit)/expense	(32)	757	28

Deferred tax (credit)/expense	(666)	1,101	268

Total deferred tax (credit)/expense	(666)	1,101	268

Total (credit)/expense	(698)	1,858	296

The items comprising the difference between income tax computed at the EIT statutory rates in effect for 2021, 2020 and 2019 and our effective tax rates were as follows:

	Year ended December 31,
	2021	2020	2019
	RMB’000	RMB’000	RMB’000

Income before income tax	12,880	15,358	4,654
Computed tax using respective companies’ statutory tax rates	1,932	2,304	642
(Over)-provision for income tax in prior years	(39)	(48)	-
Temporary differences	401	182	202
Tax effect of expenses not deductible for tax purposes	286	2,306	693
Tax effect of special deduction for research and development costs	(3,263)	(3,001)	(2,103)
Others	(15)	115	862
Income taxes (credit)/expense at effective tax rate	(698)	1,858	296

The components of deferred tax assets are as follows:

	December 31,
	2021	2020
	RMB’000	RMB’000

Allowance for doubtful accounts	6,188	6,184
Deferred government grant	583	750
Impairment losses on assets	6,940	6,705
Tax losses	594	-

Total deferred tax assets	14,305	13,639

Uncertain tax positions

As a result of the Group’s analysis, management has determined that the Group does not have any material uncertain tax positions.